Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ESSEX PROPERTY TRUST INC
Entity Central Index Key	0000920522
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,357,742,310
Entity Common Stock, Shares Outstanding		34,809,580
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	true
Amendment Description
Document Period End Date	Dec. 31, 2011